LONG-TERM LIABILITIES - LOANS AND OTHER (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
LONG-TERM LIABILITIES - LOANS AND OTHER [Abstract]
Schedule of Loans

	June 30, 2013	December 31, 2012
	$ in thousands
	Unaudited
Loans from banks (1)	758	849
Loans from Shareholders (2)	-	-
Loans from Other (3)	254	340
	1,012	1,189

	December 31
	2 0 1 2	2 0 1 1
	$ in thousands

Loans from banks (1)	849	1,024
Loans from Shareholders (2)	-	100
Loans from Other (3)	340	509
	1,189	1,633

Schedule of Future Maturities

	June 30, 2013	December 31, 2012
	$ in thousands
	Unaudited
2013	364	364
2014	364	364
2015	194	194
2016 and thereafter	90	267
	1,012	1,189

	December 31
	2 0 1 2	2 0 1 1
	$ in thousands

2013	364	464
2014	364	364
2015	194	363
2016 and thereafter	267	442
	1,189	1,633